Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Abstract]
Trademark	$ 52,534
Less: accumulated amortisation	(2,189)
Net book value	$ 50,345